Claims and Accounts Receivable	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Claims Receivable
Claims and Accounts Receivable

Our claims and accounts receivable balance not expected to be collected within the next 12 months was $101 million and $131 million as of December 31, 2017 and 2016, respectively. Claims and accounts receivable primarily reflects claims filed with the U.S. government related to payments not yet received for costs incurred under various U.S. government contracts within our GS business segment. These claims relate to disputed costs or contracts where our costs have exceeded the U.S. government's funded value on the task order.  Included in the amount is $79 million and $83 million as of December 31, 2017 and 2016, related to Form 1s issued by the U.S. government questioning or objecting to costs billed to them. See Note 16 of our consolidated financial statements for additional discussions. The amount also includes $22 million and $48 million as of December 31, 2017 and 2016, respectively, related to contracts where our costs have exceeded the U.S. government's funded values on the underlying task orders or task orders where the U.S. government has not authorized us to bill. We believe the remaining disputed costs will be resolved in our favor, at which time the U.S. government will be required to obligate funds from appropriations for the year in which resolutions occurs.